Financial instruments (Details)	Dec. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 10, 2024 shares
Disclosure of detailed information about financial instruments [line items]
Warrant, exercise price (in dollars per share) | $ / shares	$ 11.5
Exercise price | Black-Scholes Merton model
Disclosure of detailed information about financial instruments [line items]
Assumption input | $ / shares	11.5	11.5
Public Warrants
Disclosure of detailed information about financial instruments [line items]
Warrants outstanding (in shares) | shares			4,730,557
Private Warrants
Disclosure of detailed information about financial instruments [line items]
Warrants outstanding (in shares) | shares			129,611
Thunder Bridge
Disclosure of detailed information about financial instruments [line items]
Conversion ratio	1